As filed with the Securities and Exchange Commission on January 18, 2005

                                                     1933 Act File No. 333-28697
                                                     1940 Act File No. 811-8243

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
             Pre-Effective Amendment No.
                                             -------                         [ ]
             Post-Effective Amendment No.      42                            [X]
                                               --

                                             and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
             Amendment No.                     43
                                               --
                        (Check appropriate box or boxes.)

                                  POTOMAC FUNDS

                         33 Whitehall Street, 10th Floor
                            New York, New York 10004
               (Exact name of Registrant as Specified in Charter)
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                         33 Whitehall Street, 10th Floor
                            New York, New York 10004
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036


It is proposed that this filing will become effective (check appropriate box)
        [   ]  immediately upon filing pursuant to paragraph (b)
        [ X ]  on January 18, 2005  pursuant to paragraph (b)
        [   ]  60 days after filing pursuant to paragraph (a)(1)
        [   ]  on (date) pursuant to paragraph (a)(1)
        [   ]  75 days after filing pursuant to paragraph (a)(2)
        [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
        [   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  POTOMAC FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

           Cover Sheet

           Contents of Registration Statement:

           Prospectus for Potomac Dollar Bear Fund, Potomac Short Real Estate Fund and Potomac Commodity Bull Fund

           Statement of Additional Information for Potomac Dollar Bear Fund, Potomac Short Real Estate Fund and Potomac Commodity Bull Fund

           Part C of Form N-1A

           Signature Page

           Exhibits

                                   PROSPECTUS



                            POTOMAC DOLLAR BEAR FUND

                         POTOMAC SHORT REAL ESTATE FUND

                           POTOMAC COMMODITY BULL FUND



                         33 Whitehall Street, 10th Floor
                            New York, New York 10004

                                 (800) 851-0511


                                 INVESTOR CLASS



      A SIGNIFICANT PORTION OF EACH FUND'S ASSETS IS EXPECTED TO COME FROM PROFESSIONAL MONEY MANAGERS AND INVESTORS WHO USE THE FUNDS AS PART OF
               "ASSET ALLOCATION" OR "MARKET TIMING" STRATEGIES.

    LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED
        OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS
                     THE SECURITIES AND EXCHANGE COMMISSION
            PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                January 18, 2005

                                TABLE OF CONTENTS

                                                                           Page


OVERVIEW.....................................................................1
ABOUT THE FUNDS..............................................................2
   Potomac Dollar Bear Fund..................................................2
   Potomac Short Real Estate Fund............................................3
   Potomac Commodity Bull Fund...............................................4
   Principal Risk Factors....................................................6
   Historical Performance....................................................7
   Fees and Expenses of the Funds............................................8
ABOUT YOUR INVESTMENT........................................................9
ADDITIONAL INFORMATION......................................................16
   Management of the Funds..................................................16
   Distributions and Taxes..................................................16
   Master/Feeder Option.....................................................18
PRIVACY NOTICE (NOT A PART OF THE PROSPECTUS) ............................PN-1
MORE INFORMATION ON THE POTOMAC FUNDS...............................BACK COVER


In deciding whether to invest in the Funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds (the "Trust") has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                                    OVERVIEW

This Prospectus describes the following funds (the "Funds"):

     o   POTOMAC DOLLAR BEAR FUND,

     o   POTOMAC SHORT REAL ESTATE FUND, and

     o   POTOMAC COMMODITY BULL FUND.

The Funds currently offer for sale Investor Class Shares.

Rafferty Asset Management, LLC ("Rafferty" or "Adviser") serves as the Funds' investment adviser. Each Fund is aggressively managed by the Adviser, which seeks investment opportunities for each Fund to maximize the Fund's investment returns.

The Potomac Dollar Bear Fund seeks capital appreciation by making investments indirectly in foreign currencies in an attempt to profit from a decline in the value of the U.S. dollar. The Potomac Short Real Estate Fund seeks capital appreciation by making short investments in real estate-linked securities. The Potomac Commodity Bull Fund seeks capital appreciation by investing in commodity-linked derivative instruments, which provide exposure to tangible assets such as oil, metals and agricultural products including livestock.

To achieve their investment objectives, each Fund uses aggressive investment techniques, such as engaging in swaps, futures and options transactions that enable the Adviser to seek leveraged exposure to a Fund's target investments - meaning exposure greater than would be available in light of a Fund's net assets without the use of such instruments. The Funds are designed principally for purchase by experienced investors and frequently are utilized by investors who engage in market timing activities or who intend to follow an asset allocation strategy.

There is no assurance that the Funds will achieve their objectives.


                                  PROSPECTUS 1

                                 ABOUT THE FUNDS

POTOMAC DOLLAR BEAR FUND
------------------------

FUND OBJECTIVE

The Potomac Dollar Bear Fund (the "Dollar Bear Fund") seeks capital appreciation on an annual basis.

The Dollar Bear Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be provided with 60 days notice prior to any change in the Fund's investment objective.

PORTFOLIO INVESTMENT STRATEGY

The Fund seeks capital appreciation from a declining U.S. dollar by gaining exposure to foreign currencies. The Fund may invest directly in foreign currencies or indirectly in currencies through futures or forward contracts and other derivative securities.

Under normal market conditions, the Fund invests at least 80% (plus any borrowing for investment purposes) of its net assets in a manner designed to profit from a decline in the value of the U.S. dollar. Rafferty will invest the Fund's assets in a basket of foreign currencies determined by Rafferty after an analysis of (i) the then current allocations to various currencies by major dollar indexes, (ii) the recent performance of various currencies versus the U.S. dollar and (iii) Rafferty's assessment of the likelihood of appreciation for various currencies versus the dollar in light of macro-economic trends. The majority of the Fund's assets will be exposed to "hard currencies," which are currencies of economically and politically stable industrialized nations. However, the Fund may invest a significant portion of its assets in currencies which do not meet certain of the criteria of hard currencies.

The Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated money market instruments. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. When combined with an investment in a U.S. dollar-denominated money market instrument, Rafferty attempts to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.

Since the Fund may invest in derivatives instruments that will give the Fund economic exposure, which is a multiple of the collateral that the Fund will be required to post, the Fund may have excess cash. Consistent with the Fund's strategy as described in the preceding paragraph, to earn income on available cash, a large portion or all of the assets of the Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

The Dollar Bear Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISK FACTORS

In addition to the principal risks discussed in the "Principal Risk Factors" section below, the Dollar Bear Fund also is subject to the following risks:

                                  PROSPECTUS 2

RISKS OF INVESTING IN FOREIGN INSTRUMENTS:
------------------------------------------

Indirectly investing in foreign currencies bears a greater risk than investing in domestic instruments. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks can increase the potential for losses in the Fund and affect its share price.

RISKS OF INVESTING IN EMERGING MARKETS:
---------------------------------------

Indirect investments in foreign currencies of emerging markets present a greater risk than indirectly investing in foreign currencies in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

CURRENCY EXCHANGE RATES:
------------------------

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

POTOMAC SHORT REAL ESTATE FUND
------------------------------

FUND OBJECTIVE

The Potomac Short Real Estate Fund (the "Short Real Estate Fund") seeks capital appreciation on an annual basis.

The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be provided with 60 days notice prior to any change in the Fund's investment objective.

PORTFOLIO INVESTMENT STRATEGY

The Fund seeks capital appreciation from a decline in the value of the U.S. property market by making short investments, whether directly or indirectly, in securities that would be expected to move in the same direction as real estate values. The Fund will not invest directly in real estate but rather will make short investments in securities that have significant exposure to property values, including real estate investment trusts ("REITs"), mortgage companies, homebuilders, construction firms and building materials suppliers, among others. In general, the Fund will seek to short securities which Rafferty expects to lose value if real estate prices decline ("Real Estate Investments"). In determining the Fund's portfolio, Rafferty will (i) seek to construct, based on available research, a portfolio which represents a broad cross-section of Real Estate Investments and (ii) be modified by Rafferty in light of its opinion about the near-term performance prospects of categories comprising Real Estate Investments. Rafferty's focus will be on categories of Real Estate Investments rather than individual issuers. For instance, if Rafferty determines that it is

                                  PROSPECTUS 3
appropriate to take short positions in REITs, Rafferty will do so by taking a short position in a basket of REITs rather than individual companies.

The Fund may also invest in derivative instruments tied to the value of one or more categories of Real Estate Investments.

Under normal market conditions, the Fund invests at least 80% (plus any borrowing for investment purposes) of its net assets in a manner designed to profit from a decline in U.S. property values. To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISK FACTORS

In addition to the principal risks discussed in the "Principal Risk Factors" section below, the Short Real Estate Fund also is subject to the following risks:

RISKS OF INVESTING IN REAL ESTATE INVESTMENTS:
----------------------------------------------

The Fund will establish short positions in Real Estate Investments. A rise in property prices could adversely affect the share price of the Fund. Property prices can be affected by, among other things, a change in real estate vacancy rates and rental income.

RISKS OF INVESTING IN MID- AND SMALL-CAPITALIZATION COMPANIES:
--------------------------------------------------------------

Many of the securities in which the Fund may invest may be considered mid- or small-capitalization securities. Such issuers often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the value of such securities tends to fluctuate more in price than the securities of large companies.

INTEREST RATE CHANGES
---------------------

The real estate market is sensitive to changes in interest rates. In general, rising interest rates have a negative impact on real estate value while falling interest rates have a positive impact on real estate. If interest rates decline, the value of real estate could increase, causing losses for the Fund.

POTOMAC COMMODITY BULL FUND
---------------------------

FUND OBJECTIVE

The Potomac Commodity Bull Fund (the "Commodity Bull Fund") seeks capital appreciation on an annual basis.

The Commodity Bull Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be provided with 60 days notice prior to any change in the Fund's investment objective.

                                  PROSPECTUS 4

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund invests in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes, in an attempt to gain exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodities are assets that have tangible properties and include agricultural products, livestock, metals and oil.

Rafferty will invest the Fund's assets in various commodity categories - energy, agriculture, industrial metals, livestock and precious metals - determined by Rafferty after an analysis of (i) the then current allocations to various commodities by major indexes, (ii) the recent performance of various commodities and (iii) Rafferty's assessment of the likelihood of near-term appreciation for various commodities.

The Commodity Bull Fund will invest indirectly in commodities through securities that invest in or are a derivative of commodities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of equity securities, exchange traded funds (ETFs) and other investment companies. The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee.

Since the Fund may invest in derivatives instruments that will give the Fund economic exposure, which is a multiple of the collateral that the Fund will be required to post, the Fund may have excess cash. Consistent with the Fund's strategy as described in the preceding paragraph, to earn income on available cash, a large portion or all of the assets of the Commodity Bull Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

The Commodity Bull Fund will, under normal circumstances, invest at least 80% (plus any borrowing for investment purposes) of its net assets in a manner designed to (a) profit from an increase in the value of commodities and (b) provide exposure to commodities. The Commodity Bull Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISK FACTORS

In addition to the principal risks discussed in the "Principal Risk Factors" section below, the Commodity Bull Fund also is subject to the following risks:

RISKS OF INVESTING IN COMMODITIES:
----------------------------------

The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. A fluctuation in the price of the commodity underlying the commodity-linked derivative instrument may cause the Fund to lose money.


                                  PROSPECTUS 5

CREDIT RISK:
------------

The Fund may invest in commodity-linked notes issued by banks, broker-dealers or corporations. There is a risk that the issuer may not pay interest when due or repay principal at the maturity of the obligation. If the issuer fails to pay interest or principal, the Fund may lose money.

INTEREST RATE CHANGES:
----------------------

Debt securities are generally sensitive to changes in interest rates. An increase in interest rates may make the price of debt instruments fall and, conversely, a drop in interest rates may make the price of debt instruments rise. Generally, debt instruments with longer maturities are more sensitive to these price fluctuations. A rise in interest rates could make the value of debt instruments fall and cause losses for the Fund.

PRINCIPAL RISK FACTORS
----------------------

An investment in any of the Funds entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

INVESTMENTS IN DERIVATIVE INSTRUMENTS:

Each of the Funds may invest in derivative instruments, which is an investment contract whose value depends on, or is derived from, the value of an underlying asset, interest, rate, index or commodity. Derivative instruments carry substantial risks, including a risk of loss of a significant portion of their principal value.

HIGH PORTFOLIO TURNOVER AND MARKET TIMING ACTIVITIES:

Rafferty expects a significant portion of the Funds' assets to come from professional money managers and investors who use the Fund as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of a Fund's portfolio turnover, which involves correspondingly greater expenses to such Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to such a Fund's shareholders. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer-term investors. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance. In addition, large movements of assets into and out of the Fund may negatively impact its abilities to achieve its investment objective or its desired level of operating expenses.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES:

The Funds use investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of a Fund.

                                  PROSPECTUS 6

RISKS OF INVESTING IN OTHER INVESTMENT COMPANIES:

A Fund may invest in other investment companies, which may, in turn, invest in equities, bonds, and other financial vehicles. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. As a shareholder, the Fund must rely on the investment company to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. Further, since certain investment companies are only priced once a day, the Fund may be able to exit positions only at the end of the day.

SWAP AGREEMENT RISKS:

The risks associated with swap agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

LEVERAGE RISK:

Each Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Funds and make them more volatile. The leveraged investment techniques that these Funds employ could cause investors in the Funds to lose more money in adverse environments.

RISK OF SHORTING SECURITIES:

Each Fund may establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, the Fund will lose value if and when the prices of particular securities, baskets of securities or indexes rise - a result that is the opposite from traditional equity mutual funds.

RISK OF NON-DIVERSIFICATION:

Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall further in times of weaker markets than a diversified mutual fund.

HISTORICAL PERFORMANCE
----------------------

This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the Funds have not commenced operations prior to the date of this Prospectus.


                                  PROSPECTUS 7

FEES AND EXPENSES OF THE FUNDS
------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Because the Funds' shares were not offered prior to the date of this Prospectus, other expenses and service fees below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2005.

SHAREHOLDER FEES (fees paid directly from your investment)*
----------------

--------------------------------------------------------------------------------
                                                                        INVESTOR
                                                                          CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a % of offering price)....   None

Maximum Deferred Sales Charge (as a % of original purchase price or
sales proceeds, whichever is less)......................................   None
--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)
-------------------------

--------------------------------------------------------------------------------
                        POTOMAC DOLLAR      POTOMAC SHORT      POTOMAC COMMODITY
                          BEAR FUND        REAL ESTATE FUND      BULL FUND
--------------------------------------------------------------------------------

  Management Fees          0.95%               0.95%               0.95%
   Distribution
and/or    Service
(12b-1) Fees**             0.25%               0.25%               0.25%
 Other Expenses***         0.55%               0.55%               0.55%
  Total Annual
  Operating Expenses***    1.75%               1.75%               1.75%
--------------------------------------------------------------------------------

* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

** Pursuant to the Fund's Rule 12b-1 Plan, the Fund may pay up to 1.00% of its average daily net assets for service fees. However, the Board of Trustees has authorized the Fund to pay distribution and/or services fees only in an amount equal to the difference between a Fund's total annual operating expenses and the contractual limit on total annual operating expenses of 1.75% for the Fund.

*** Rafferty Asset Management, LLC has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for the estimated Other Expenses through August 31, 2005 to the extent that each Fund's estimated Total Annual Fund Operating Expenses exceed 1.75% (excluding dividends on short positions and interest expense). Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time. If a Fund's overall expenses fall below this percentage limitation, then a Fund may reimburse Rafferty within three years after these expenses fall below such percentage limitation.

                                              PROSPECTUS 8

EXPENSE EXAMPLE
---------------

The table below is intended to help you compare the cost of investing in a class of shares of the Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you had invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
FUND:                                         1 YEAR               3 YEARS
----------------------------------------------------------------------------

Potomac Dollar Bear Fund:                      $178                  $551
----------------------------------------------------------------------------

Potomac Short Real Estate Fund:                $178                  $551
----------------------------------------------------------------------------

Potomac Commodity Bull Fund:                   $178                  $551
----------------------------------------------------------------------------


                              ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS
-------------------------

Each Fund's share price is known as its net asset value per share (NAV). For the Funds, the share prices are calculated as of the close of regular trading, usually 4:00 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

o Equity securities, OTC securities, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

o Securities primarily traded in the NASDAQ Stock Market are valued using the NASDAQ Official Closing Price ("NOCP");

o Short-term debt securities with maturities of 60 days or less are valued using the "amortized" cost method;

o Other debt securities are valued by using the closing bid and asked prices provided by the Fund's pricing service or, if such prices are unavailable, by a pricing matrix method; and

o A security will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees when (1) reliable market quotations are not available, (2) the Funds' pricing service does not provide a valuation that, in the judgment of the investment advisor, represents fair value, or (3) the Funds or the investment advisor believes the market price is stale.

Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. The trading hours for most foreign securities end prior to the close of the NYSE, the time the Funds' NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business

                                  PROSPECTUS 9
day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds' fair valuation procedures. If any significant discrepancies are found, Rafferty may adjust the Funds' fair valuation procedures.

RULE 12B-1 FEES
---------------

The Funds have adopted an Investor Class distribution plan under Rule 12b-1. The plan allows each Fund to pay distribution and service fees for the sale of the Fund's shares and for other shareholder services. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the annual fees may amount to 1.00% of the average daily net assets of the Investor Class. However, the Board currently has authorized the Fund to pay Rule 12b-1 fees only in an amount equal, on an annual basis, to the difference between the Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for the Fund.

HOW TO INVEST IN SHARES OF THE FUNDS
------------------------------------

You may invest in the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee. In addition, the Funds may allow for purchases through an Automatic Investment Plan. Contact Rafferty for further information.

MINIMUM INVESTMENT
------------------

The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $25,000 in three of the Funds, you may allocate your minimum initial investment as $15,000, $5,000 and $5,000.

                                              MINIMUM               SUBSEQUENT
                                          INITIAL INVESTMENT        INVESTMENT
                                          -----------------         ----------

Regular Accounts........................     $    10,000            $   1,000

Retirement Accounts.....................     $    10,000            $       0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

                                 PROSPECTUS 10

TRANSACTION CUT-OFF TIMES
-------------------------

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Fund's transfer agent or an authorized financial intermediary, subject to the Fund's transaction cut-off times. Currently, all requests received in good form before 3:55 p.m. Eastern time will be processed on that same day. Requests received after the cut-off times will receive the next business day's NAV.

GOOD FORM
---------

Good form means that your purchase (whether directly or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund, (2) the dollar amount of shares to be purchased and (3) your purchase application or investment stub. An Account Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.


PURCHASING SHARES
-----------------

BY MAIL:

o    Complete and sign your Account Application.

o    Tell us which Fund and the amount you wish to invest.

o Mail your check (payable to "Potomac Funds") along with the completed Account Application to:

Potomac Funds                                Potomac Funds
c/o U.S. Bancorp Fund Services, LLC  or      c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993                                Mutual Fund Services--3rd Floor
Milwaukee, Wisconsin 53201-1993              615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

     The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

o The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier's checks in amounts of less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler's checks, or starter checks for the purchase of shares.

o    All purchases must be made in U.S. dollars through a U.S. bank.

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

o You will receive written confirmation by mail, but we do not issue share certificates.

                                 PROSPECTUS 11

BY BANK WIRE TRANSFER:
----------------------


INITIAL INVESTMENT - BY WIRE

o If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery, or facsimile. Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

FOR SUBSEQUENT INVESTMENTS - BY WIRE

Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

         U.S. Bank, N.A.
         777 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202
         ABA number 0420-00013
         For credit to U.S. Bancorp Fund Services, LLC
         Account Number 112-952-137
         For further credit to the Potomac Funds
         (Your name)
         (Your account number)
         (Name of Fund(s) to purchase)

o    Your bank may charge a fee for such services.

o Wire orders will only be accepted from 9:00 A.M. TO 3:55 P.M. Eastern time. The Funds will not accept and process any orders for that day received after this time.

THROUGH FINANCIAL INTERMEDIARIES:
---------------------------------

o    Select financial intermediaries are authorized to offer shares.

o    These  financial   intermediaries  can  help  you  complete  the  necessary
     paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Fund.

o Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds' Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. In addition, intermediaries may not offer intra-day trading or pricing regardless of when you place your order with your intermediary. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.


                                 PROSPECTUS 12

HOW TO EXCHANGE SHARES OF THE FUNDS
-----------------------------------

You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

o    Write or call the Potomac Funds' Transfer Agent.

o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

o You may exchange by telephone only if you selected that option on your Account Application. Contact the Funds at (800) 851-0511 for instructions on adding this option to your previously established account.

o You may exchange through the Internet by visiting the Potomac Funds' website at WWW.POTOMACFUNDS.COM and activating your account.

o You may place exchange orders by telephone between 9:00 A.M. AND 3:55 P.M. Eastern time.

HOW TO SELL SHARES OF THE FUNDS
-------------------------------

GENERALLY
---------

o You may sell all or part of your investment in a Fund at the next determined net asset value after we receive your order.

o You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order.

o For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 calendar days.

o Your proceeds will be sent to the address or wired to the bank listed on the Transfer Agent's records.

o Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

BY TELEPHONE OR BY MAIL
-----------------------

o    Call or write the Funds (see the address and telephone number above).

o You may only sell shares of the Funds by telephone if you selected that option on your Account Application. Contact the Funds at (800) 851-0511 for

                                 PROSPECTUS 13
     instructions on adding this option to your previously established account.

o Provide your name, account number, which Funds and the number, percentage or dollar value of shares to sell.

BY WIRE TRANSFER
----------------

o    Call the Potomac Funds.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

o    You must wire transfer at least $5,000.

o You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any fees that may be imposed by your bank.

o Your proceeds will be wired only to the bank listed on the Transfer Agent's records.

THROUGH FINANCIAL INTERMEDIARIES
--------------------------------

o Select financial intermediaries can place your order to sell shares of the Funds.

o Payment can be directed to your account normally within three business days after a financial intermediary places your order.


ACCOUNT AND TRANSACTION POLICIES
--------------------------------

ORDER POLICIES
--------------

You may buy and sell shares of a Fund at its NAV computed after your order has been received in good order. PURCHASE AND SELL ORDERS WILL BE PROCESSED THE SAME DAY AT THAT DAY'S NAV IF YOUR REQUEST IS RECEIVED BY 3:55 P.M. EASTERN TIME. The Fund will not accept and process any orders for that day received after this time.

There are certain times when you may be unable to sell shares of a Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when a Fund cannot determine the value of its assets or sell its holdings. Each Fund reserve the right to reject any purchase order or suspend offering of its shares in such a situation. In addition, the Fund reserves the right to refuse any purchase request that a Fund deems not to be in the best interests of that Fund or any of its shareholders, or that could adversely affect a Fund or its operations. Further, the Funds may refuse purchase requests from individuals or groups who do not have a contractual relationship with the Funds' Adviser.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 3:55 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through the Fundserv system must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such

                                 PROSPECTUS 14
transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from such a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds. Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.

TELEPHONE TRANSACTIONS
----------------------

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

SIGNATURE GUARANTEES
--------------------

In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:

o    If your account registration or address has changed in the last 30 days;

o If the proceeds of your sale are mailed to an address other than the one listed with a Fund;

o    If the proceeds are payable to a third party;

o    If the sale is greater than $100,000;

o    If the wire instructions on the account are being changed; or

o If there are other unusual situations as determined by the Funds' Transfer Agent.

LOW BALANCE ACCOUNTS
--------------------

If your total account balance falls below $10,000, then we may sell your shares of the Potomac Funds. We will inform you in writing 30 days prior to selling shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell shares and send you the proceeds. We will not sell shares if your account value falls due to market fluctuations.

REDEMPTION IN KIND
------------------

Each Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund's portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

SHORT-TERM TRADING
------------------

Unlike many other Potomac Funds, the Funds are not strictly intended for long-term investors. As noted previously in the Prospectus, the Funds anticipate that a significant portion of their assets will come from professional money

                                 PROSPECTUS 15
managers and investors who use the Funds as part of their "asset allocation" and/or "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which entails certain risks and costs to longer-term investors as noted previously in the Prospectus. Frequent trading could increase the rate of the Funds' portfolio turnover, which involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. As a result, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. However, the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares. The Funds' Board of Trustees has approved the short-term trading policy of the Funds.

                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS
-----------------------

Rafferty Asset Management, LLC ("Rafferty") provides investment services to the Funds and other registered and unregistered investment companies. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty fees at an annualized rate of 0.95% of each Fund's average daily net assets.

An investment team from Rafferty will manage and be responsible for the management of the assets of each of the three Funds.

PORTFOLIO HOLDINGS INFORMATION
------------------------------

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. Currently, disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.


DISTRIBUTIONS AND TAXES
-----------------------

DISTRIBUTIONS
-------------

The Funds distribute dividends from their net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments less expenses.

The Funds also distribute any realized net capital gains at least annually. The Funds realize capital gains mainly from sales of their portfolio assets for a profit. The tax consequences will vary depending on how long the Funds have held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Distribution of net gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.


                                 PROSPECTUS 16

Dividends and capital gain distributions will be reinvested automatically at the NAV unless you request otherwise in writing. If you elect to have dividends and/or capital gain distributions (collectively, "distributions") paid in cash, the Funds will automatically reinvest all distributions under $10 in additional shares of the Funds. Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at the Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES
-----

The following table illustrates the potential tax liabilities for taxable accounts:

                  TYPE OF TRANSACTION                                          TAX STATUS*

--------------------------------------------------------      ----------------------------------------------
Dividend (other than qualified dividend income                Ordinary income rate
    ("QDI")) distribution.................................
Distribution of QDI (see below) ..........................    Long-term capital gains rate
Distribution of net short-term capital gains..............    Ordinary income rate
Distribution of net long-term capital gains...............    Long-term capital gains rate
Sale or exchange of Fund shares owned for more than
    one year...............................................   Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or         Gains are taxed at the same rate as ordinary
    less..................................................    income; losses are subject to special rules

------------

* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and "qualified foreign corporations," provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. A Fund's dividends attributable to its "QDI" are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

If you are a non-retirement account shareholder of a Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all distributions and

                                 PROSPECTUS 17
redemption proceeds otherwise payable to you for the Funds. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 28% of your distributions for the Funds. Any tax withheld may be applied against your tax liability when you file your tax return.

Pursuant to the recently enacted American Jobs Creation Act of 2004, "interest-related dividends" and "short-term capital gain dividends" a Fund pays to foreign investors with respect to its taxable years beginning after December 31, 2004, and before January 1, 2008, will not be subject to a 30% withholding tax that otherwise would apply to the dividends (other than capital gain distributions) it pays thereto.

MASTER/FEEDER OPTION
--------------------

The Funds may in the future operate under a master/feeder structure. This means that the Funds would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of each Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.


                                 PROSPECTUS 18

                                 PRIVACY NOTICE



At the Potomac Funds, we are committed to protecting your privacy. To open and service your Potomac accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

o    Account applications or other forms on which you provide information,

o    Mail, e-mail, the telephone and our website, and

o    Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

o As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

o We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account, we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Potomac through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.


                                                   NOT A PART OF THE PROSPECTUS.

                               MORE INFORMATION ON
                                THE POTOMAC FUNDS

STATEMENT OF ADDITIONAL INFORMATION (SAI): The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

CALL OR WRITE TO OBTAIN THE SAI FREE OF CHARGE:

     Write to:    Potomac Funds
                  P.O. Box 1993
                  Milwaukee, Wisconsin  53201-1993

     Call:        (800) 851-0511


These documents and other information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the EDGAR Database on SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This Prospectus does not constitute an offering by the Funds in any jurisdiction in which such an offering may not lawfully be made.

                                                       SEC File Number: 811-8243

                               P R O S P E C T U S

                                January 18, 2005







                            Potomac Dollar Bear Fund

                         Potomac Short Real Estate Fund

                           Potomac Commodity Bull Fund



                                 Investor Class





                         33 Whitehall Street, 10th Floor
                            New York, New York 10004

                                  POTOMAC FUNDS

                            POTOMAC DOLLAR BEAR FUND
                         POTOMAC SHORT REAL ESTATE FUND
                           POTOMAC COMMODITY BULL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                         33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which currently offers to the public a variety of investment portfolios. THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") RELATES TO THE INVESTOR CLASS OF THE POTOMAC DOLLAR BEAR FUND, POTOMAC SHORT REAL ESTATE FUND AND POTOMAC COMMODITY BULL FUND (THE "FUNDS").


This Statement of Additional Information ("SAI") dated January 18, 2005 is not a prospectus. It should be read in conjunction with the Trust's Prospectus dated January 18, 2005, relating to the Funds. A copy of the Prospectus is available, without charge, upon request to the Trust at the address or telephone number above.


                             Dated: January 18, 2005

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE POTOMAC FUNDS..............................................................1

CLASSIFICATION OF THE FUNDS....................................................1

INVESTMENT POLICIES AND TECHNIQUES.............................................1


    Asset-Backed Securities....................................................1
    Bank Obligations...........................................................2
    Foreign Currencies.........................................................3
    Equities...................................................................6
    Fixed-Income Securities....................................................7
    Foreign Securities.........................................................9
    Hybrid Instruments........................................................10
    Illiquid Investments and Restricted Securities............................10
    Indexed Securities........................................................11
    Interest Rate Swaps.......................................................11
    Investments in Other Investment Companies.................................12
    Mortgage-Backed Securities................................................12
    Municipal Obligations.....................................................13
    Options, Futures and Other Strategies.....................................14
    Real Estate Companies.....................................................20
    Real Estate Investment Trusts.............................................20
    Repurchase Agreements.....................................................20
    Reverse Repurchase Agreements.............................................20
    Short Sales...............................................................21
    Swap Agreements...........................................................21
    U.S. Government Securities................................................22
    When-Issued Securities....................................................23
    Other Investment Risks and Practices......................................23


INVESTMENT RESTRICTIONS.......................................................25

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................26

PORTFOLIO HOLDINGS INFORMATION ...............................................26


MANAGEMENT OF THE TRUST.......................................................27

    Trustees and Officers.....................................................27
    Investment Adviser .......................................................31
    Proxy Voting Policies and Procedures......................................33
    Fund Administrator, Fund Accountant, Transfer Agent and Custodian.........34
    Distributor...............................................................34
    Distribution Plan.........................................................34
    Independent Registered Public Accounting Firm.............................35


DETERMINATION OF NET ASSET VALUE..............................................35

PURCHASES AND REDEMPTIONS.....................................................36

    Retirement Plans..........................................................36
    Redemption in Kind........................................................37

    Redemptions by Telephone..................................................37
    Receiving Payment.........................................................37
    Anti-Money Laundering.....................................................38

EXCHANGE PRIVILEGE............................................................38

SHAREHOLDER INFORMATION.......................................................38

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES......................................39

    Dividends and Other Distributions.........................................39
    Taxes.....................................................................39

FINANCIAL STATEMENTS..........................................................42

Appendix A: Description of Corporate Bond Ratings............................A-1

Appendix B: Proxy Voting Policies ...........................................B-1

                               THE POTOMAC FUNDS


The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of 20 separate series. This SAI relates only to the POTOMAC DOLLAR BEAR FUND, POTOMAC SHORT REAL ESTATE FUND AND POTOMAC COMMODITY BULL FUND (the "Funds").


The Funds currently offer Investor Class shares, which are designated for sale directly to investors without a sales charge. The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Fund are not designed for inexperienced or less sophisticated investors.

                           CLASSIFICATION OF THE FUNDS

The Funds are "non-diversified" series of the Trust pursuant to the 1940 Act. The Funds are considered "non-diversified" because a relatively high percentage of their assets may be invested in the securities of a limited number of issuers. To the extent that the Funds assume large positions in the securities of a small number of issuers, each Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and each Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of their taxable year required by Subchapter M of the Internal Revenue Code.

                       INVESTMENT POLICIES AND TECHNIQUES


The Potomac Dollar Bear Fund ("Dollar Bear Fund"), will seek to profit from the decline of the U.S. dollar by investing in foreign currencies, whether directly or indirectly through futures contracts and other derivative instruments, or in short-term, high quality fixed-income securities, including money market instruments, denominated in foreign currencies. The Dollar Bear Fund will, under normal circumstances, invest at least 80% (plus any borrowing for investment purposes) of its net assets in a manner securities designed to profit from a decline in the value of the U.S. Dollar. The Potomac Short Real Estate Fund ("Real Estate Fund") will seek to profit from a decline in the U.S. property market. The Real Estate Fund will, under normal market conditions, invest at least 80% (plus any borrowing for investment purposes) of its net assets in a manner securities designed to profit from a decline in U.S. property values. The Potomac Commodity Bull Fund ("Commodity Bull Fund") will seek to profit from an appreciation in the value of commodities by investing indirectly in physical commodities through commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity linked-notes. The Commodity Bull Fund will, under normal circumstances, invest at least 80% (plus any borrowing for investment purposes) of its net assets in a manner designed to (a) profit from an increase in the value of commodities and
(b) provide exposure to commodities. Each Fund unless otherwise indicated may engage in the types of transactions discussed below and in the Funds' Prospectus. There is no assurance that any method of investment available to each Fund will result in the achievement of its objectives.

ASSET-BACKED SECURITIES
-----------------------

Each Fund may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.

BANK OBLIGATIONS
----------------

MONEY MARKET INSTRUMENTS. Each Fund may invest in bankers' acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"). Each Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely each Fund's ability to resell when it deems advisable to do so.

The Dollar Bear Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments. See "Foreign Securities" below. These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

BANKERS' ACCEPTANCES. Bankers' acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed "accepted" when a bank writes on the draft its agreement to pay it at maturity, using the word "accepted." The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

CERTIFICATES OF DEPOSIT ("CDS"). The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

COMMERCIAL PAPER. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. Each Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor's ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services ("Moody's"), and in other lower quality commercial paper.

FOREIGN CURRENCIES
------------------

The Dollar Bear Fund will invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

INFLATION. Exchange rates changes to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of the Dollar Bear Fund's investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that the Dollar Bear Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Dollar Bear Fund's net asset value per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the Dollar Bear Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Dollar Bear Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Dollar Bear Fund's assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Dollar Bear Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

CURRENCY TRANSACTIONS. The Dollar Bear Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. Each Fund also enters into forward currency contracts. See "Options, Futures and Other Strategies" below. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

The Dollar Bear Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, the Dollar Bear Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Dollar Bear Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.


The Dollar Bear Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Dollar Bear Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that the Dollar Bear Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Dollar Bear Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that the Dollar Bear Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.


The Dollar Bear Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Dollar Bear Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Dollar Bear Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Dollar Bear Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Dollar Bear Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Dollar Bear Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Dollar Bear Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since the Dollar Bear Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although the Dollar Bear Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Dollar Bear Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Dollar Bear Fund at one rate, and offer to buy the currency at a lower rate if the Dollar Bear Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY OPTIONS. The Dollar Bear Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Dollar Bear Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities
--------------------------------------------

    FOREIGN CURRENCY WARRANTS. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities ("PERLs(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE  INDEXED  PAPER.  Performance  indexed  paper  ("PIPs(SM)")  is U.S.
dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

EQUITIES
--------

COMMON STOCKS. Each Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

PREFERRED STOCK. Each Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

WARRANTS AND RIGHTS. Each Fund may purchase warrants and rights, which are instruments that permit each Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

FIXED-INCOME SECURITIES
-----------------------

Each Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

Each  Fund  may  invest  in  investment  grade  corporate  debt  securities  and
lower-rated   corporate  debt  securities  (commonly  known  as  "junk  bonds").
Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in kind securities, and strips. Investment grade corporate bonds are those rated BBB or better by S&P or Baa or better by Moody's. Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. Each Fund may also invest in unrated securities.

JUNK BONDS. "Junk Bonds" generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit each Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. Each Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Rafferty Asset Management, LLC ("Rafferty) will monitor the investment to determine whether continued investment in the security will assist in meeting each Fund's investment objective.

CORPORATE DEBT SECURITIES. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that each Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

ZERO-COUPON SECURITIES. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. If the issuer defaults, each Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause each Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

PAYMENT-IN-KIND SECURITIES AND STRIPS. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, each Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, each Fund could be required at times to liquidate other investments to satisfy distribution requirements. Each Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

UNRATED DEBT SECURITIES. Each Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

FOREIGN SECURITIES
------------------

Each Fund may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In some cases, the best available market for foreign securities will be on exchanges or in over-the-counter ("OTC") markets located outside the United States. Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. Investment in emerging and developing and emerging countries may offer special opportunities for investment but also have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan.

HYBRID INSTRUMENTS
------------------

Each Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodity Bull Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES
----------------------------------------------

Each Fund may purchase and hold illiquid investments. Each Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or "Rafferty, each Fund's investment adviser has determined under Board-approved guidelines are liquid.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which each Fund has valued the investments.

Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by each Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that each Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Each Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by each Fund, however, could affect adversely the marketability of such portfolio securities and each Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES
------------------

Each Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

Investments in indexed securities are considered investments in other investment companies discussed below.

INTEREST RATE SWAPS
-------------------

Each Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by each Fund's custodian. A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, each Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear each Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with each Fund's own operations.

MORTGAGE-BACKED SECURITIES
--------------------------

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan
Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some nongovernmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation's stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. Each Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. Each Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and each Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that each Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

MUNICIPAL OBLIGATIONS
---------------------

Each Fund may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable each Fund to demand payment from the issuer or a financial intermediary on short notice.

OPTIONS, FUTURES AND OTHER STRATEGIES
-------------------------------------

GENERAL. Each Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying currency, security or commodity, to attempt to hedge or limit the exposure of each Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. The Dollar Bear Fund may enter into currency futures and currency options to attempt to hedge against change in currency market movements. The Commodity Bull Fund may invest in commodity futures and commodity options to attempt to hedge or limit the exposure of the Commodity Bull Fund's commodity-linked investments. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, (2) livestock, (3) agriculture,
(4) industrial metals, and (5) precious metals.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, each Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes." Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a "commodity pool operator" or a "commodity pool" under the Commodity Exchange Act and is not subject to the registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with each Fund's investment objective and permitted by each Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict certain movements of securities, currency or commodity markets. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of currency, stock or commodity market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)  As  described  below,  each Fund might be required  to  maintain  assets as
"cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (E.G., Financial Instruments other than purchased options). If each Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair each Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that each Fund sell a portfolio security at a disadvantageous time. Each Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to each Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by each Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose each Fund to an obligation to another party. Each Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of each Fund's assets to cover or accounts could impede portfolio management or each Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a currency, security or commodity, each Fund has the right, in return for the premium paid, to buy the currency, security or commodity underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, each Fund becomes obligated during the term of the option to deliver currency, securities or commodities underlying the option at the exercise price if the option is exercised. By buying a put option, each Fund has the right, in return for the premium, to sell the currency, security or commodity underlying the option at the exercise price. By writing a put option, each Fund becomes obligated during the term of the option to purchase the currencies, securities or commodities underlying the option at the exercise price.

Because options premiums paid or received by each Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Each Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, each Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, each Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit each Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON CURRENCIES, SECURITIES AND COMMODITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between each Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when each Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by each Fund as well as the loss of any expected benefit of the transaction.

Each Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that each Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, each Fund might be unable to close out an OTC option position at any time prior to its expiration.

If each Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by each Fund could cause material losses because each Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that each Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When each Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from each Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for the point of such difference. When each Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When each Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon each Fund's exercise of the put, to deliver to each Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When each Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require each Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If each Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, each Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows each Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified currency, security or commodity on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When each Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If each Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When each Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether each Fund realizes a gain or loss from futures activities depends upon movements in the underlying currency, security, commodity or index. The extent of each Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. Each Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract each Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in currency, securities ore commodities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to each Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, each Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of each Fund's obligations to or from a futures commission merchant. When each Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when each Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If each Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If each Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. Each Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, each Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.


RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with transactions in commodity futures contracts.

STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

COMBINED POSITIONS. Each Fund may purchase and write options in combination with each other. For example, each Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REAL ESTATE COMPANIES
---------------------

The Real Estate Fund may make short investments in the securities of real estate companies, which are regarded as those which derive at least 50% of their respective revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or has at least 50% of its assets in such real estate. See "Short Sales" below. Under normal circumstances, the Real Estate Fund will invest substantially all of its assets in investments designed to take advantage in the decline in the value of equity securities of real estate companies, which can consist of common stocks
(including  REIT  shares),   rights  or  warrants  to  purchase  common  stocks,
securities convertible into common stocks where the conversion feature represents, in Rafferty's view, a significant element of the securities' value, and preferred stocks.

REAL ESTATE INVESTMENT TRUSTS ("REITS")
---------------------------------------

The Real Estate Fund may make short investment invest in REITs. See "Short Sales" below. REITs include equity, mortgage and hybrid REITs. Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

REPURCHASE AGREEMENTS
---------------------

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, each Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during each Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. Each Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by each Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, each Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by each Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, each Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by each Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

Each Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, each Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time each Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by each Fund may decline below the price of the securities each Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce each Fund's obligation to repurchase the securities. During that time, each Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of each Fund's limitation on borrowing.

SHORT SALES
-----------

Each Fund may engage in short sale transactions under which each Fund sells a security it does not own. To complete such a transaction, each Fund must borrow the security to make delivery to the buyer. Each Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by each Fund. Until the security is replaced, each Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until each Fund closes its short position or replaces the borrowed stock, each Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover each Fund's short position.

SWAP AGREEMENTS
---------------

Each Fund may enter into swap agreements for purposes of attempting to gain exposure to equity or debt securities or the overall commodity markets without actually purchasing those securities, commodities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by each Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, each Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, each Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. Each Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of each Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for each Fund illiquid investment limitations. Each Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into a swap agreement in circumstances where Rafferty believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. Each Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to each Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by each Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES
--------------------------

Each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit
Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae").

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of each Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of each Fund's portfolio investments in these securities.

WHEN-ISSUED SECURITIES
----------------------

Each Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. Each Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. Each Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of each Fund's net assets would be so invested. If each Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to each Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate each Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time each Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

OTHER INVESTMENT RISKS AND PRACTICES
------------------------------------

BORROWING. Each Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in each Fund's net asset value and on each Fund's investments. Although the principal of such borrowings will be fixed, each Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for each Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest each Fund will have to pay, each Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of each Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Each Fund may borrow money to facilitate management of each Fund's portfolio by enabling each Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, each Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from each Fund by depositing any combination of short-term government securities and cash as collateral with each Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While each Fund's portfolio securities are on loan, each Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. Each Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

PORTFOLIO TURNOVER. The Trust anticipates that each Fund will have very high portfolio turnover due to the active management of its portfolio. Each Fund's portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of each Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero.
However, each Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to each Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to each Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect each Fund's performance.


                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund, has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of each Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of each Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of each Fund or (2) 67% or more of the shares of each Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time each Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of each Fund's total assets would be lent to other parties, except
(1) through the purchase of a portion of an issue of debt securities in accordance with each Fund's investment objective, policies and limitations, or
(2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that each Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) each Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate each Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that each Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of each Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of each Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.


8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the Real Estate Fund will invest at least 25% of the value of its total assets in the securities of issuers related to the real estate industry.


Each Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

     Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as each Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by each Fund will be the Fund's interest in the investment company.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that each Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by each Fund usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for each Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available.

Rafferty may use research and services provided to it by brokers in servicing each Fund; however, not all such services may be used by Rafferty in connection with each Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by each Fund or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

                         PORTFOLIO HOLDINGS INFORMATION

Each Fund maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosure of each Fund's complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

From time to time rating and ranking organizations such as Standard & Poor's and Morningstar, Inc. may request complete portfolio holdings information in connection with rating each Fund. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of each Fund's portfolio along with related performance attribution statistics. Each Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, each Fund will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above. In addition, the Funds' adviser, or its designee, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.

In addition, each Fund's service providers, such as, custodian, and transfer agent may receive portfolio holdings information in connection with their services to the Fund. In no event shall the adviser, its affiliates or employees, or each Fund receive any direct or indirect compensation in connection with the disclosure of information about each Fund's portfolio holdings.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing each Fund's business affairs and for exercising all of each Fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 33 Whitehall Street, 10th Floor New York, NY 10004.

INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                           # OF
                                                                        PORTFOLIOS
                                                                          IN FUND
                                      TERM OF         PRINCIPAL           COMPLEX          OTHER
                       POSITION(S)   OFFICE AND      OCCUPATION(S)        OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE          BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS            TRUSTEE(3)    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
Lawrence C.             Chairman    Lifetime      Chairman and Chief       20             NONE
Rafferty(1)             of the      of Trust      Executive Officer
Age: 62                 Board of    until         of Rafferty,
                        Trustees    removal or    1997-present; Chief
                                    resignation;  Executive Officer
                                    Since 1997    of Rafferty
                                                  Companies, LLC,
                                                  1996-present; Chief
                                                  Executive Officer
                                                  of Rafferty Capital
                                                  Markets, Inc.,
                                                  1995-present.

------------------------------------------------------------------------------------------------------
Jay F. Higgins(1)       Trustee     Lifetime      Chairman, Bengal          20         Dwango North
Age: 59                             of Trust      Partners, LLC,                       America Corp.
                                    until         1998-present (NASD                      (radio,
                                    removal or    Broker-Dealer).                        telephone
                                    resignation;                                     communications)
                                    Since 1997

------------------------------------------------------------------------------------------------------
  NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                           # OF
                                                                        PORTFOLIOS
                                                                          IN FUND
                                      TERM OF         PRINCIPAL           COMPLEX          OTHER
                       POSITION(S)   OFFICE AND      OCCUPATION(S)        OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE          BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS            TRUSTEE(3)    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------

Daniel J. Byrne         Trustee     Lifetime      President and Chief      20             None
Age: 60                             of Trust      Executive Officer
                                    until         of Byrne Securities
                                    removal or    Inc., 1992-present;
                                    resignation;  Trustee, The
                                    Since 1997    Opening Word
                                                  Program, Wyandanch,
                                    New York.

------------------------------------------------------------------------------------------------------
Kevin G. Boyle(2)       Trustee     Lifetime      President, Kevin G.      20             None
Age: 64                             of Trust      Boyle Securities,
                                    until         Inc., 1981-present.
                                    removal or
                                    resignation;
                                    Since 2002

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Gerald E. Shanley III   Trustee     Lifetime      Business                 20             None
Age: 61                             of Trust      Consultant,
                                    until         1985-present;
                                    removal or    Trustee of Estate
                                    resignation;  of Charles S.
                                    Since 1997    Payson,
                                                  1987-present.
------------------------------------------------------------------------------------------------------

OFFICERS
------------------------------------------------------------------------------------------------------
                                                                           # OF
                                                                        PORTFOLIOS
                                                                          IN FUND
                                      TERM OF         PRINCIPAL           COMPLEX          OTHER
                       POSITION(S)   OFFICE AND      OCCUPATION(S)        OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE          BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS            TRUSTEE(3)    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
Daniel D. O'Neill       Chief       One Year;     Managing Director        N/A            None
Age: 36                 Executive   Since 2003    of Rafferty,
                        Officer;                  1999-present;
                                                  Portfolio Manager,
                                                  Hermitage Capital

                        President   One Year;     Management,
                                    Since 1999    1998-1999;
                                                  Associate, Akin,
                                                  Gump, Strauss,
                                                  Hauer & Feld, LLP,
                                                  1995-1998 (law
                                                  firm).

------------------------------------------------------------------------------------------------------
Timothy P. Hagan        Chief       One Year;     Vice President of        N/A            None
                        Compliance  Since 2004    Rafferty,
Age: 62                 Officer                   1997-present.

                        Chief       One Year;
                        Financial   Since
                        Officer     2004; From
                                     1997-2001

------------------------------------------------------------------------------------------------------
Philip A. Harding       Senior      One Year;     Vice President of        N/A            None
Age: 61                 Vice        Since 1999    Rafferty,
                        President                 1997-present.
------------------------------------------------------------------------------------------------------
Stephen P. Sprague      Treasurer   One Year;     Chief Financial          N/A            None
Age:  55                and         Since 1999    Officer of Rafferty
                        Controller                for the past 5
                                                  years.

------------------------------------------------------------------------------------------------------
Eric W. Falkeis         Secretary   One Year;     Vice President,          N/A            None
615 East Michigan                   Since 2004    U.S. Bancorp Fund
Street                                            Services LLC,
Milwaukee, WI 53202                               1997-present.
Age:  30

------------------------------------------------------------------------------------------------------
Angela Brickl           Assistant   Since 2004    Compliance               N/A            None
615 East Michigan       Secretary                 Administrator, U.S.
Street                                            Bancorp Fund
Milwaukee, WI 53202                               Services, LLC,
Age:  28                                          2003-present;
                                                  Business Analyst,
                                                  Strong Financial
                                                  Corp., 2002-2003;
                                                  Senior Auditor,
                                                  Arthur Anderson,
                                                  1999-2002.
------------------------------------------------------------------------------------------------------

     (1)  Mr. Rafferty and Mr. Higgins are affiliated  with Rafferty.  Mr. Rafferty is the Chairman and
          Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

     (2)  Mr. Boyle was an  Interested  Trustee from May to  September  2004 due to his daughter  being employed by Rafferty Capital Markets, LLC during that time period.

     (3)  The Potomac  Funds  currently  offer for sale to the public 17 portfolios of the 20 currently registered with the SEC. In addition,  the Potomac  Insurance Trust currently  consists of 22 separate portfolios, 2 of which are offered for sale to the public.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the Trust's most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates. The nominating committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust's most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not "interested" persons of the Trust (as defined in the 1940
Act). The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report ("Report") made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the Trust's most recent fiscal year.


The following table shows the amount of equity securities in each Fund owned by the Trustees as of the calendar year ended December 31, 2004:

-------------------------------------------------------------------------------------------------
DOLLAR RANGE     INTERESTED             DISINTERESTED
OF EQUITY        TRUSTEES:              TRUSTEES:
SECURITIES       ---------              ---------
OWNED:
------
-------------------------------------------------------------------------------------------------
                 Lawrence     Jay       Kevin G.       Daniel J.       Richard      Gerald E.
                 C. Rafferty  Higgins   Boyle          Byrne           Jackson**    Shanley III

-------------------------------------------------------------------------------------------------
Dollar Bear      $ 0          $ 0       $0             $ 0             $ 0          $ 0
Fund*
-------------------------------------------------------------------------------------------------
Potomac Short    $ 0          $ 0       $0             $ 0             $ 0          $ 0
Real Estate
Fund*
-------------------------------------------------------------------------------------------------
Potomac          $ 0          $ 0       $0             $ 0             $ 0          $ 0
Commodity Bull
Fund*
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Aggregate        Over         $ 0       $0             $50,000 -       $ 0          $ 0
Dollar Range     $100,000                              $100,000
of Equity
Securities in
the Potomac
Mutual Fund
Complex
-------------------------------------------------------------------------------------------------
    *  As of the date of this prospectus, each Fund had not commenced operations.
    **Mr. Jackson resigned from the Board of Trustees effective October 15, 2004.


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2004.



-----------------------------------------------------------------------------------------------------
                                                                                       AGGREGATE
                                                 PENSION OR          ESTIMATED       COMPENSATION
NAME OF PERSON, POSITION      AGGREGATE     RETIREMENT BENEFITS       ANNUAL        FROM THE TRUST
                            COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON      PAID TO THE
                           FROM THE TRUST   THE TRUST'S EXPENSES    RETIREMENT         TRUSTEES
-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

Lawrence C. Rafferty             $0                  $0                 $0                $0
Jay F. Higgins                   $0                  $0                 $0                $0

DISINTERESTED TRUSTEES
----------------------

Kevin G. Boyle                 $10,000               $0                 $0              $10,000
Daniel J. Byrne                $10,000               $0                 $0              $10,000
Richard G. Jackson*            $7,500                $0                 $0              $7,500
Gerald E. Shanley III          $15,000               $0                 $0              $15,000

-----------------------------------------------------------------------------------------------------
* Mr. Jackson resigned from the Board on Trustees effective October 15, 2004.


As each Fund was not operational prior to the date of this SAI, no officers own shares of each Fund. In addition, each Fund has no control persons or principal holders as of the date of this SAI.

INVESTMENT ADVISER
------------------

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, NY 100040, provides investment advice to each Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which each Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 0.95% based on its average daily net assets.


Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 1.75% of average daily net assets for the period ending August 31, 2005 (excluding dividends on short positions and interest expenses). If overall expenses fall below these percentage limitations, then each Fund may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.


The Advisory Agreement may be approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of each Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.


The Advisory Agreement may be approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. In approving the Advisory Agreement, the Trustees considered a number of factors and posed questions to management personnel of Rafferty regarding the materials submitted.

DOLLAR BEAR FUND
----------------

With respect to the Dollar Bear Fund, the Trustees considered, among others, the following factors and concluded that: (1) the proposed Fund is relatively novel and would be designed to take advantage of currency trends; (2) after a discussion of Rafferty's investment strategy, Rafferty has the ability to manage a fund with investment objective and strategies relating to the U.S. and foreign currency markets; (3) the proposed management and advisory fees are reasonable even though they are slightly higher than the other short funds in the Potomac Funds complex because of the complexity in managing this new Fund; (4) Rafferty has the experience to provide quality advisory and management services to the Trust; (5) Rafferty's commitment to cap Fund expenses through the Fund's 2005 fiscal year will benefit the Fund and its shareholders; (6) Rafferty has the ability to adopt and implement compliance and control functions for the Fund;
(7) the personnel to service the Funds is adequate due to Rafferty retaining additional personnel; (8) the ability to achieve economies of scale is limited because of expected large fluctuations in Fund assets due to market timing activity; (9) there are benefits to the Potomac Fund complex and to Rafferty by expanding the lines of investment products and options; and (10) Rafferty's commitment not to use soft dollar arrangements in connection with Fund transactions and to seek attractive brokerage rates and best execution to the benefit the Fund and its shareholders.

POTOMAC SHORT REAL ESTATE
-------------------------

With respect to the Short Real Estate Fund, the Trustees considered, among others, the following factors and concluded that: (1) the proposed Fund is relatively novel and would be designed to take advantage of declines in the U.S.

property market; (2) after a discussion of Rafferty's investment strategy, Rafferty's commitment to construct and manage a model portfolio based on the investment objective and strategies of the Short Real Estate Fund; (3) the proposed management and advisory fees are reasonable even though they are slightly higher than the other short funds in the Potomac Fund complex because of the complexity in managing this new Fund; (4) Rafferty has the experience to provide high quality advisory and management services to the Trust; (5) Rafferty's commitment to cap Fund expenses through the Fund's 2005 fiscal year will benefit the Fund and its shareholders; (6) Rafferty has the ability to adopt and implement compliance and control functions for the Fund; (7) the personnel to service the Funds is adequate due to Rafferty retaining additional personnel; (8) the ability to achieve economies of scale is limited because of expected large fluctuations in Fund assets due to market timing activity; (9) there are benefits to the Potomac Fund complex and to Rafferty by expanding the lines of investment products and options; and (10) Rafferty's commitment not to use soft dollar arrangements in connection with Fund transactions and to seek attractive brokerage rates and best execution to the benefit of the Fund and its shareholders..

COMMODITY BULL FUND
-------------------

With respect to the Commodity Bull Fund, the Trustees considered, among others, the following factors and concluded that:(1) that the proposed new Fund is relatively novel and would be designed to take advantage of changes in the commodities markets; (2) after a discussion of Rafferty's investment strategy, Rafferty has the ability to manage a fund with investment objective and strategies relating to the commodities markets; (3) the proposed management and advisory fees are reasonable even though they are higher than potentially comparable funds inside and outside the Potomac Fund complex because of the complexity in managing this new Fund; (4) Rafferty has the experience to provide high quality advisory and management services to the Trust; (5) Rafferty's commitment to cap Fund expenses through the Fund's 2005 fiscal year will benefit the Fund and its shareholders; (6) Rafferty has the ability to adopt and implement compliance and control functions for the Fund; (7) the personnel to service the Funds is adequate due to Rafferty retaining additional personnel;
(8) the ability to achieve economies of scale is limited because expected large fluctuations in Fund assets due to market timing activity; (9) there are benefits to the Potomac Fund complex and to Rafferty by expanding the lines of investment products and options; and (10) Rafferty's commitment not to use soft dollar arrangements in connection with Fund transactions and to seek attractive brokerage rates and best execution to the benefit of the Fund and its shareholders.


Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of each Fund to invest in securities that may be owned by each Fund, subject to certain restrictions.

PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by each Fund as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of each Fund and its shareholders, taking into account the value of each Fund's investments.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.

FUND ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN
-----------------------------------------------------------------

U.S. Bancorp Fund Services, LLC ("Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to each Fund. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to each Fund, which includes holding and administering the assets in each Fund's portfolio.


Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the Administrator, the Administrator provides the Trust with administrative services. As compensation for these services, the Trust pays the Administrator a fee based on the Trust's total average daily net assets of 0.09% on assets between $364 million and $1.45 billion, 0.08% on the next $1.45 billion and 0.05% on the remaining balance with a base fee of $276,363 for the first $364 million in assets. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust's total average daily net assets of 0.04% on assets between $400 million and $800 million, 0.03% on the next $800 million and 0.015% on the remaining balance with a base fee of $384,000 for the first $400 million in assets. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A., an affiliate of the Administrator, serves as the Custodian of the Funds' assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds' portfolios. Pursuant to the Custodian Agreement, the Custodian receives an annual fee of 0.035% per Fund based on the Fund's average daily net assets. The Custodian also is entitled to certain out-of-pocket expenses.


DISTRIBUTOR
-----------


Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the continuous offering of the Funds' shares. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2004, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the Distributor.


DISTRIBUTION PLAN
-----------------

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution ("Plan") for the Investor Class Shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the

Investor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, each Fund may pay up to 1.00% of its average daily net assets. However, the Board has authorized each Fund to pay distribution and services fees only in an amount equal to the difference between a Fund's total annual operating expenses and the contractual limit on total annual operating expenses of 1.75% for the Funds.

The Plan was approved by the Trustees, including the Independent Trustees of each Fund. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

The Plan permits payments to be made by each Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------

Ernst & Young LLP ("E&Y"), 233 S. Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust.



                        DETERMINATION OF NET ASSET VALUE


The net asset value per share of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally as of 4:00 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices; in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer.

When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined by procedures as adopted by the Board.

For purposes of determining net asset value per share of the Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.



OTC securities held by the Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Short-term debt investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term investment, the investment will be valued at fair value as determined in good faith by the Board. U.S. Government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service ("Pricing Service").


Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.


Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.


                            PURCHASES AND REDEMPTIONS

RETIREMENT PLANS
----------------


Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 ($4,000 for 2005) per taxable year (or $6,000 ($8,000 for 2009), if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1,000 if both you and your spouse do so). The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse's earnings) do not exceed a certain level may establish a Roth IRA; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

REDEMPTION IN KIND
------------------

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates each Fund to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of each Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, each Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determine net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

REDEMPTIONS BY TELEPHONE
------------------------

Shareholders may redeem shares of each Fund by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

RECEIVING PAYMENT
-----------------


Payment of redemption proceeds will be made within seven days following the Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases should be made by direct wire transfer.


A redemption request will be considered to be received in "good order" if:


o The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

o Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o The signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE, NASDAQ, the CME, or the CBOE, or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings); (2) trading on the NYSE, the NASDAQ, the CME, the CBOE, as appropriate, is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of a Fund's securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.


ANTI-MONEY LAUNDERING
---------------------

Each Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, each Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or each Fund may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to each Fund's Customer Identification Program, each Fund's Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.


                               EXCHANGE PRIVILEGE


An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by each Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or
(2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by each Fund before 3:55 p.m. Eastern time will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.


The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.


                             SHAREHOLDER INFORMATION

Each share of each Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of each Fund have equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or each Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income are distributed and distributions of any realized net capital gains are made as described in the Prospectus under "Distributions and Taxes." All distributions from each Fund normally are automatically reinvested without charge in additional shares of that Fund.

Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of each Fund's net asset value per share. Each Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes. Each Fund may realize net long-term capital gain and thus anticipates payment of distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Trustees may revise this dividend policy, or postpone the payment of dividends, if each Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

TAXES
-----


REGULATED INVESTMENT COMPANY STATUS. Each Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify as a regulated investment company under Subchapter M of the Code ("RIC"). If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss ("short-term capital gain"), determined without regard to any deduction for dividends paid) and net capital gain (I.E. the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Funds, pursuant to which each of them would be treated as satisfying the

Diversification Requirements,  would not be accepted in an audit by the Internal
Revenue   Service,   which  might  apply  a  different   method   resulting   in
disqualification of one or more of those Funds.

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is "qualified dividend income" (described in the Prospectus) ("QDI") which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund's earnings and profits. In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


GENERAL. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


Dividends a Fund distributes (including distributions of short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals) except to the extent they constitute QDI, regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund's net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder's sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another fund generally will have similar consequences.

DISTRIBUTIONS TO FOREIGN SHAREHOLDERS. Dividends a Fund pays to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or any applicable lower treaty rate) except to the extent a Fund designates the dividends as "interest-related dividends" or "short-term capital gain dividends" (as described in the Prospectus). An investor claiming to be a foreign shareholder will be required to provide a Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend a Fund pays to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures contracts a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

"Nonequity options"(i.e., certain listed options, such as those on "broad-based" stock indices) and futures in which the Funds may invest may be "section 1256 contracts." Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. 60% of any net gain or loss recognized on these deemed sales, and sixty percent of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (I.E., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is a Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions there from


                              FINANCIAL STATEMENTS

Prior to the date of this Statement of Additional Information each Fund had not commenced operations.

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Service and Standard and Poor's Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

MOODY'S INVESTORS SERVICE RATINGS

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:  Bonds  with  this  rating  generally  lack   characteristics   of  desirable
investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.

STANDARD & POOR'S CORPORATION RATINGS

AAA: This rating is the highest rating assigned by Standard & Poor's and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

                                   APPENDIX B

                         RAFFERTY ASSET MANAGEMENT, LLC
                      PROXY VOTING POLICIES AND PROCEDURES

        Rafferty  Asset  Management,  LLC  ("RAM")  has  adopted  the  following guidelines (the "Guidelines") pursuant to which, in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.

I.  DUTY TO VOTE PROXIES
    --------------------

        RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

    A. It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds' shareholders.

    B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, WWW.POTOMACFUNDS.COM, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201.

II. GUIDELINES FOR VOTING PROXIES
    -----------------------------

    RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management's position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

    The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

    The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM's general approach to a wide range of issues.

    RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders' voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders' best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer's management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds' shareholders.

               1.   Routine Proposals
                    -----------------

               Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

                        o     Approval of auditors
                        o     Election  of   directors   and   officers  of  the
                              corporation
                        o     Indemnification provisions for directors
                        o     Liability limitations of directors
                        o     Name changes
                        o     Declaring stock splits
                        o     Elimination of preemptive rights
                        o     Incentive compensation plans
                        o Changing the date and/or the location of the annual meetings
                        o     Minor amendments to the articles of incorporation
                        o Employment contracts between the company and its executives and remuneration for directors
                        o     Automatic dividend reinvestment plans
                        o     Retirement   plans,   pensions  plans  and  profit
                              sharing plans, creation of and amendments thereto

               2.   Non-Routine Proposals
                    ---------------------

               These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.


               Non-routine proposals typically include:

                        o   Mergers and acquisitions
                        o   Restructuring
                        o   Re-incorporation or formation
                        o   Changes in capitalization
                        o   Increase or decrease in number of directors
                        o   Increase or decrease in preferred stock
                        o   Increase or decrease in common stock
                        o   Stock option plans or other compensation plans
                        o   Social issues
                        o   Poison pills
                        o   Golden parachutes
                        o   Greenmail
                        o   Supermajority voting
                        o   Board classification without cumulative voting
                        o   Confidential voting

        RAM will typically accept management's recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders' social and political viewpoints.

III.CONFLICTS OF INTERESTS
    ----------------------

    Each proxy is reviewed by RAM to assess the extent to which there may be a material conflict of interest between RAM, its affiliated companies and their clients. In addition, for the Potomac Funds, RAM will assess to the extent there may be a conflict between Potomac Funds shareholders' interests and the interests of RAM or the Funds' principal underwriter. In these instances, RAM will disclose the conflict to clients and obtain their consents before voting. With respect to conflicts of interest for the Funds, the Board of Trustees will be notified as to the nature of the conflict. Client contact forms, which detail the communication between the client and RAM regarding their voting direction will be maintained by RAM for a period of not less than a rolling twelve-month period.

IV. RECORDKEEPING AND REPORTING
    ---------------------------

    RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

    Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds' website, WWW.POTOMACFUNDS.COM, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC's website at HTTP://WWW.SEC.GOV beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.


Effective July 1, 2003

                                THE POTOMAC FUNDS

                            PART C OTHER INFORMATION
                            ------------------------

Item 22.     Exhibits
             --------

             (a)           Declaration of Trust(*)

             (b)           By-Laws(*)

             (c)           Voting trust agreement - None

             (d)(i)(A)     Form of Investment Advisory Agreement(**)

                (i)(B)     Amendment  to  Schedule  A  to  Investment   Advisory
                           Agreement - Filed herewith

                (ii)(A) Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC(^^)

                (ii)(B)    Form  of  Investment  Subadvisory  Agreement  between
                           Portfolio   Strategies,   Inc.  and  Rafferty   Asset
                           Management, LLC - to be filed

                (ii)(C)    Investment   Subadvisory  Agreement  between  Horizon
                           Investments   LLC  and  Rafferty  Asset   Management,
                           LLC(^^^)

                (ii)(D) Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC(#)

                (ii)(E) Investment Subadvisory Agreement between Hundredfold Advisors and Rafferty Asset Management, LLC(ooo)

                (ii)(F) Form of Investment Subadvisory Agreement between Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC(##)

                (ii)(G) Form of Investment Subadvisory Agreement between Horizon Capital Management Inc. and Rafferty Asset Management, LLC - (^)

                (ii)(H) Form of Investment Subadvisory Agreement between Wellesly Investment Advisors, Inc. and Rafferty Asset Management, LLC - to be filed

               (iii)(A)    Form of Fund Administration Servicing Agreement(**)

               (iii)(B)    Addendum    to    Fund    Administration    Servicing
                           Agreement(^^)

              (e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.(***)

                (ii)       Form of Dealer Agreement(+++)

              (f)          Bonus, profit sharing contracts - None

              (g)(i)       Form of Custodian Agreement(**)

                (ii)       Addendum to Custodian Agreement(^^)

              (h)(i)(A)    Form of Transfer Agent Agreement(**)

                 (i)(B)    Addendum to Transfer Agent Agreement(^^)

                (ii)(A)    Form of Fund Accounting Servicing Agreement(**)

                (ii)(B)    Addendum to Fund Accounting Servicing Agreement(^^)

               (iii)       Form of Fulfillment Servicing Agreement(**)

                 (i)       Opinion and consent of counsel - Filed herewith

              (j)(i) Consent of independent registered public accounting firm - Filed herewith

              (k)          Financial statements omitted from prospectus - None

              (l)          Letter of investment intent(**)

             (m)(i)        Investor Class Plan pursuant to Rule 12b-1(+++)

               (ii) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1 - Filed herewith

              (iii)        Advisor Class Plan pursuant to Rule 12b-1(+++)

               (iv) Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1(^)

             (n)           Plan pursuant to Rule 18f-3(^^^)

             (o)           Reserved

             (p)(i)        Code  of  Ethics  of  the  Potomac   Funds,   Potomac
                           Insurance Trust and Rafferty Asset Management, LLC(^)

               (ii)        Code  of  Ethics  of   Gustafson   Baxter   Financial
                           Services, Inc.(^^)

              (iii) Code of Ethics of Portfolio Strategies, Inc. - to be filed

               (iv)        Code of Ethics of Horizon Investments LLC(^^^)

                (v)        Code of Ethics of Flexible Plan Investments, Ltd(#)

               (vi)        Code of Ethics of Hundredfold Advisors(ooo)

              (vii)        Code of Ethics of Transamerica Investment Management,
                           LLC(oo)

             (viii)        Code of Ethics of Wellesley Investment Advisors,  Inc
                           - to be filed

             (ix)          Code of Ethics for Rafferty Capital Markets, LLC(###)

----------
(*) Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

(**) Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

(***) Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

(++) Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

(+++) Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

(^) Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

(^^) Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

(^^^) Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.

(#) Incorporated herein by reference from the Post-effective Amendment No. 21 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 12, 2004 via EDGAR, Accession No. 0000898432-04-000033.

(##) Incorporated herein by reference from the Post-effective Amendment No. 26 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 13, 2004 via EDGAR, Accession No. 0000898432-04-000320.

(###) Incorporated herein by reference from the Post-effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2003 via EDGAR, Accession No. 0000894189-03-001984.

(o) Incorporated herein by reference from the Post-effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 11, 2004 via EDGAR, Accession No. 0000898432-04-000438.

(oo) Incorporated herein by reference from the Post effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2004 via EDGAR, Accession No. 0000898432-04-000568.

(ooo) Incorporated herein by reference from the Post effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 1, 2004 via EDGAR, Accession No. 0000898432-04-000703.

(^) Incorporated herein by reference from the Post effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 2, 2004 via EDGAR, Accession No. 0000894189-04-001808.

Item 23.   Persons Controlled by or under
           Common Control with Registrant
           ------------------------------

           None.

Item 24.   Indemnification
           ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

           (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)  No indemnification shall be provided hereunder to a Covered Person:

           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

           (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

           (i) such Covered Person shall have provided appropriate security for such undertaking,

           (ii) the Trust is insured against losses arising out of any such advance payments, or

           (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 25.   Business and Other Connections of Investment Adviser
           ----------------------------------------------------

      Rafferty Asset Management, LLC (the "Adviser"), 500 Fifth Avenue, Suite 415, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

      Gustafson Baxter Financial Services, Inc. ("GBFS"), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

      Portfolio Strategies, Inc. ("PSI"), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

      Horizon Investments, LLC ("Horizon"), 1233 Washington Street, Suite 801, Columbia, South Carolina, 29201, offers investment advisory services. Information as to the officers and directors of Horizon is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-57316).

      Flexible Plan Investments, Ltd. ("Flexible Plan"), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

      Hundredfold Advisors ("Hundredfold"), 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, offers investment advisory services. Information as to the officers and directors of Hundredfold is included in its current Form ADV
filed  with  the  Securities  and  Exchange  Commission.   (Registration  Number
801-63226)

      Transamerica Investment Management, LLC ("Transamerica"), 1150 South Olive Street, 27th Floor, Los Angeles, CA 90015, offers investment advisory services. Information as to the officers and directors of Transamerica is included in its current form ADV filed with the Securities and Exchange Commission (Registration Number 801- 57089).

      Horizon Capital Management, Inc. ("HCM"), 141 Ridgeway Drive, Suite 203, Lafayette, LA 70503, offers investment advisory services. Information as to the officers and directors of HCM is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-26038).

      Wellesley Investment Advisors, Inc. ("Wellesley"), The Wellesley Office Park, 20 William Street, Wellesley, MA 02481, offers investment advisory services. Information as to the officers and directors of Wellesley is included in its current Form ADV filed with the Securities Exchange Commission (Registration Number 801-61288).

Item 26.   Principal Underwriter
           ---------------------

      (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, and Texas Capital Value Funds.

      (b) The director and officers of Rafferty Capital Markets, LLC are:

                          Positions and Offices with       Position and Offices
        Name                      Underwriter                 with Registrant
----------------------    --------------------------       --------------------

Thomas A. Mulrooney             President                         None

Lawrence C. Rafferty            Director                      Chairman of the
                                                             Board of Trustees

Stephen P. Sprague              Chief Financial Officer        Treasurer and
                                                                 Controller

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 27.   Location of Accounts and Records
           --------------------------------

      The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 28.   Management Services
           -------------------

      Not applicable.

Item 29.   Undertakings
           ------------

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 42 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on January 18, 2005.

                                 POTOMAC FUNDS

                                 By:  /s/ Daniel D. O'Neill
                                      ---------------------
                                      Daniel D. O'Neill
                                      President and Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 42 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                      Date
---------                        -----                      ----

Lawrence C. Rafferty*            Chairman of the Board      January 18, 2005
-------------------------
Lawrence C. Rafferty

Jay F. Higgins*                  Trustee                    January 18, 2005
-------------------------
Jay F. Higgins

Daniel J. Byrne*                 Trustee                    January 18, 2005
-------------------------
Daniel J. Byrne

Kevin G. Boyle*                  Trustee                    January 18, 2005
-------------------------
Kevin G. Boyle

Gerald E. Shanley III*           Trustee                    January 18, 2005
-------------------------
Gerald E. Shanley III

/s/ Timothy P. Hagan             Chief Financial Officer    January 18, 2005
--------------------
Timothy P. Hagan


*By: /s/ Daniel D. O'Neill
     -----------------------------------
     Daniel D. O'Neill, President, Chief
     Executive Officer and Attorney-In
     Fact

                                INDEX TO EXHIBITS

Exhibit
Number         Description
------         -----------

 (d)(i)(B)     Amendment to Schedule A to the Investment Advisory Agreement

 (i)           Opinion and consent of counsel

 (j)(i)        Consent of independent registered public accounting firm

 (m)(ii)       Amended Schedule A to Investor Class Rule 12b-1 Plans